OTHER NON-CURRENT LIABILITIES - THIRD PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES

19.OTHER NON-CURRENT LIABILITIES – THIRD PARTIES

Other non-current liabilities – third parties consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Deposits from third parties	19,163	19,210
Conditional and refundable government grants	77,173	77,654
Warranty provision	11,957	6,539
Total	108,293	103,403
(i)The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the unaudited condensed consolidated statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of June 30, 2024, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classify these liabilities as other non-current liabilities.

19.OTHER NON-CURRENT LIABILITIES – THIRD PARTIES

Other non-current liabilities – third parties consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Deposits from third parties	19,210	15,824
Conditional and refundable government grants (i)	77,654	—
Warranty provision	6,539	—
Total	103,403	15,824
(i)	The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the consolidated and combined statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of December 31, 2023, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classify these liabilities as other non-current liabilities.